Restructuring, Impairments and Gains on Sale (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Details of restructuring and other related costs	The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Employee terminations (1)	$32	$558	$192
Ceased use buildings	67	140	—
Gains on lease terminations, net	(329)	(311)	(37)
Other, net	30	47	52
Total	$(200)	$434	$207

(1)In connection with the Settlement Agreement, as described in Note 27, SBG purchased 24,901,342 shares of Class B Common Stock of the Company from We Holdings LLC, which is Mr. Neumann's affiliated investment vehicle, for a price per share of $23.23, representing an aggregate purchase price of approximately $578 million. The Company recorded $428 million of restructuring and other related (gains) costs in its Consolidated Statements of Operations for the year ended December 31, 2021, which represents the excess between the amount paid from a principal shareholder of the Company to We Holding LLC and the fair value of the stock purchased. Also, in connection with the Settlement Agreement, the WeWork Partnerships Profits Interest Units held by Mr. Neumann in the WeWork Partnership became fully vested and were amended to have a catch-up base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units were also amended to initially be $10.00. In connection with the Settlement Agreement, WeWork Inc. received a third-party valuation of fair market value of the WeWork Partnerships Profits Interest Units, which confirmed that no upward adjustment was needed. As a result of this modification, the Company recorded $102 million of restructuring and other related (gains) costs in its Consolidated Statements of Operations for the year ended December 31, 2021. See Note 10 for details on the conversion of WeWork Partnerships Profits Interests Units.
Reconciliation of beginning and ending restructuring liability balances	A reconciliation of the beginning and ending restructuring liability balances is as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Restructuring liability — Balance at beginning of period	$79	$29
Restructuring and other related (gains) costs expensed during the period	(200)	434
Cash payments of restructuring liabilities, net (1)	(213)	(424)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	387	40
Restructuring liability — Balance at end of period	$53	$79

(1)Includes cash payments received from landlords for terminated leases of $22 million and $18 million for the years ended December 31, 2022 and 2021, respectively.

Non-routine gains and impairment charges	The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Impairment and write-off of long-lived assets associated with restructuring	$442	$754	$797
Impairment expense, other	147	117	345
Impairment of intangible assets	36	—	—
Loss on ChinaCo Deconsolidation (See Note 10)	—	—	153
Impairment of assets held for sale	—	—	120
Gain on sale of assets	—	(1)	(59)
Total	$625	$870	$1,356